UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Security	Shares	Value
Common Stocks ― 96.5%
Capital Markets ― 6.6%
Affiliated Managers Group Inc.	11,392	$1,648,423	*
Ameriprise Financial Inc.	18,425	1,838,262
Invesco Ltd.	103,000	3,220,810
T. Rowe Price Group Inc.	25,080	1,667,820
Total Capital Markets		8,375,315

Commercial Banks ― 51.1%
American River Bankshares	49,945	541,404	*(a)
Bank of America Corp.	145,000	2,269,250
Bank of the Ozarks Inc.	85,698	3,290,803
Banner Corp.	52,142	2,280,691
Berkshire Hills Bancorp Inc.	77,500	2,147,525
Bryn Mawr Bank Corp.	65,000	2,079,350
Centerstate Banks Inc.	107,300	1,902,429
CoBiz Financial Inc.	193,000	2,568,830
Columbia Banking System Inc.	75,000	2,454,000
Comerica Inc.	48,550	2,297,386
Customers Bancorp Inc.	42,000	1,056,720	*
Farmers & Merchants Bank of Long Beach	200	1,248,000	(a)
First Connecticut Bancorp Inc.	45,000	800,550
First Financial Bancorp	27,000	589,680
First Foundation Inc.	40,000	986,800	*
Heritage Financial Corp.	113,000	2,028,350
Heritage Oaks Bancorp	176,500	1,447,300
JPMorgan Chase & Co.	63,310	4,215,813
MB Financial Inc.	64,000	2,434,560
National Commerce Corp.	8,000	216,480	*
Northrim Bancorp Inc.	39,100	1,006,825
Pacific Continental Corp.	155,000	2,607,100
Paragon Commercial Corp.	22,500	816,300	*
People's Utah Bancorp	75,000	1,526,250
PNC Financial Services Group Inc.	32,000	2,882,880
QCR Holdings Inc.	90,500	2,872,470
Sterling Bancorp	163,200	2,856,000
SVB Financial Group	26,000	2,874,040	*
TCF Financial Corp.	60,000	870,600
Univest Corp. of Pennsylvania	40,126	937,343
U.S. Bancorp	60,500	2,594,845
Webster Financial Corp.	68,895	2,618,699
Western Alliance Bancorp	50,000	1,877,000	*
Wintrust Financial Corp.	20,000	1,111,400
Total Commercial Banks		64,307,673

Consumer Finance ― 2.8%
Discover Financial Services	63,000	3,562,650
Total Consumer Finance		3,562,650

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited) (Continued)

Security	Shares	Value
Diversified Financial Services ― 3.4%
Intercontinental Exchange Inc.	11,300	$3,043,768
Charles Schwab Corp.	40,000	1,262,800
Total Diversified Financial Services		4,306,568

Insurance ― 11.2%
American Financial Group Inc.	28,650	2,148,750
AMERISAFE Inc.	30,000	1,763,400
Brown & Brown Inc.	57,000	2,149,470
Chubb Limited	21,500	2,701,475
Hanover Insurance Group Inc.	26,000	1,960,920
James River Group Holdings Ltd	20,000	724,000
MetLife Inc.	60,000	2,665,800
Total Insurance		14,113,815

IT Services ― 10.8%
Black Knight Financial Services Inc., Class A Shares	25,000	1,022,500	*
Fidelity National Information Services Inc.	37,000	2,850,110
Fiserv Inc.	24,840	2,470,835	*
Global Payments Inc.	49,699	3,814,895
Visa Inc., Class A Shares	41,400	3,423,780
Total IT Services		13,582,120

Professional Services ― 2.2%
Verisk Analytics Inc., Class A Shares	33,500	2,722,880	*
Total Professional Services		2,722,880

Real Estate Investment Trusts (REITs) ― 4.2%
Crown Castle International Corp.	21,000	1,978,410
Simon Property Group LP	16,000	3,312,160
Total Real Estate Investment Trusts (REITs)		5,290,570

Thrifts & Mortgage Finance ― 4.2%
Territorial Bancorp Inc.	65,000	1,862,900
WSFS Financial Corp.	92,803	3,386,381
Total Thrifts & Mortgage Finance		5,249,281

Total Common Stocks (Cost ― $83,519,907)		121,510,872

Short-Term Investment ― 2.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I - 0.27%(b)	2,819,095	2,819,095
Total Short-Term Investment		2,819,095

Total Investments ― 98.7% (Cost ― $86,339,002)		124,329,967
Other Assets in Excess of Liabilities ― 1.3%		1,611,981
Total Net Assets ― 100.0%		$125,941,948

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited) (Continued)

Notes:
* Non-income producing security
(a) Illiquid securities at September 30, 2016; the aggregate value of these illiquid securities $1,789,404 or 1.4% of net assets
(b) The rate is annualized seven-day yield at period end.

The cost basis of investment for federal income tax purposes at September 30, 2016, was as follows***:

Cost of Investments	$86,339,002
Gross Unrealized Appreciation	38,785,867
Gross Unrealized Depreciation	(794,902)
Net Unrealized Appreciation	$37,990,965

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 99.0%
Education ― 17.4%
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2018	$500,000	$518,610
Frostburg State University Project	4.000%	10/1/2019	500,000	525,155
Frostburg State University Project	4.000%	10/1/2020	500,000	530,455
Salisbury University Project	5.000%	6/1/2027	455,000	522,827
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	2,102,459
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	574,690
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,788,329
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,352,080
Johns Hopkins University	0.520%	7/1/2036	2,670,000	2,670,000	(c)
Maryland Institute College of Art	5.000%	6/1/2036	5,000,000	5,138,300
Maryland Institute College of Art	5.000%	6/1/2042	800,000	821,064
Maryland Institute College of Art	4.000%	6/1/2042	250,000	264,145
University System of Maryland Revenue Bonds	1.250%	7/1/2023	1,750,000	1,754,568	(c)
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/2031	3,500,000	3,509,870
Total Education				23,072,552

Health Care ― 12.5%
Maryland Economic Development Corporation, Howard Hughes Medical Institute	0.520%	2/15/2043	1,900,000	1,900,000	(c)
Maryland State Health & Higher EFA Revenue Bonds:
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,173,830
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,777,060
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,272,480
The Johns Hopkins Hospital Issue	–%	7/1/2019	2,890,000	2,627,877
University of Maryland Medical System	5.000%	7/1/2034	1,000,000	1,087,080
University of Maryland Medical System	5.125%	7/1/2039	1,000,000	1,083,410
University of Maryland Medical System	0.390%	7/1/2041	1,700,000	1,700,000
Total Health Care				16,621,737

Housing ― 10.2%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/2029	2,490,000	2,609,371
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/2029	1,000,000	1,041,970
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	0.560%	12/1/2038	1,000,000	1,000,000	(c)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/2039	1,980,000	2,058,131
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,873,984
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,081,170
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/2025	650,000	687,323
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/2027	155,000	156,387
Total Housing				13,508,336

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited) (Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Industrial Revenue ― 0.4%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	$565,000	$576,543
Total Industrial Revenue				576,543

Leasing ― 1.6%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/2019	1,000,000	1,003,230
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,159,240
Total Leasing				2,162,470

Local General Obligation ― 11.3%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,324,064
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,404,950
County of Baltimore, Maryland, COPS	5.000%	10/1/2018	3,500,000	3,780,070
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/2019	1,000,000	1,115,840
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,152,640
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	3.000%	6/1/2031	4,000,000	4,204,080
Total Local General Obligation				14,981,644

Power ― 1.9%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/2028	3,740,000	2,515,150
Total Power				2,515,150

Pre-Refunded/Escrowed to Maturity ― 20.4%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/2023	1,000,000	1,014,530	(a)
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.000%	10/1/2027	1,135,000	1,180,366	(a)
St. John’s College Facility	5.000%	10/1/2032	1,000,000	1,039,970	(a)
St. John’s College Facility	5.000%	10/1/2036	2,465,000	2,563,526	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,626,082	(b)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	1,485,000	1,590,331	(a)
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/2023	1,000,000	1,030,720	(a)
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Projects	5.750%	6/1/2033	500,000	539,580	(a)
University of Maryland, College Park Projects	5.800%	6/1/2038	1,500,000	1,619,970	(a)
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/2029	2,000,000	2,313,440	(a)
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/2018	710,000	736,447	(b)
Mercy Medical Center Inc.	5.500%	7/1/2042	3,445,000	3,562,164	(a)
Washington County Hospital Association	5.000%	1/1/2017	500,000	504,945	(b)
Washington County Hospital Issue	5.250%	1/1/2023	500,000	526,600	(a)
Washington County Hospital Issue	5.750%	1/1/2038	2,000,000	2,118,700	(a)
Washington County Hospital Issue	6.000%	1/1/2043	1,000,000	1,062,420	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	15,000	16,914	(a)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/2025	1,000,000	1,000,000	(a)
Total Pre-Refunded/Escrowed to Maturity				27,046,705

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited) (Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Special Tax Obligation ― 3.8%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	$3,000,000	$3,383,820
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2023	290,000	152,975
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	1,985,000	1,047,088
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/2039	1,000,000	532,600
Total Special Tax Obligation				5,116,483

Transportation ― 4.4%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,795,650
Total Transportation				5,795,650

Water & Sewer ― 15.1%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	1,675,000	1,878,110
Water Projects, FGIC	5.000%	7/1/2024	1,660,000	1,847,879
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	2,515,000	2,677,142

Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.750%	6/1/2017	2,000,000	2,064,980
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2018	2,705,000	2,933,978
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2019	3,665,000	4,152,262
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	0.620%	6/1/2023	4,500,000	4,500,000
Total Water & Sewer				20,054,351

Total Investments ― 99.0% (Cost ― $123,849,343)				131,451,621
Other Assets in Excess of Liabilities ― 1.0%				1,352,290
Total Net Assets ― 100.0%				$132,803,911

(a) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(b) Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AGM — Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
IDA — Industrial Development Authority
NATL — National Public Finance Guarantee Corporation — Insured Bonds

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited) (Continued)

	Ratings table*

	Standard & Poor’s/Moody’s/Fitch**
	AAA/Aaa	20.1%
	AA/Aa	39.8%
	A	12.8%
	BBB/Baa	24.1%
	CC/Ca	1.3%
	CCC/Caa	1.9%
		100.0%
*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
	Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees
	of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
	NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

	The cost basis of investment for federal income tax purposes at September 30, 2016, was as follows***:

Cost of Investments	$123,849,343
Gross Unrealized Appreciation	10,545,968
Gross Unrealized Depreciation	(2,943,690)
Net Unrealized Appreciation	$7,602,278

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Security	Shares	Value
Common Stocks ― 67.3%
Consumer Discretionary ― 8.8%
BorgWarner Inc.	42,850	$1,507,463
Home Depot Inc/The	9,030	1,161,980
O'Reilly Automotive Inc.	6,100	1,708,671	*
TJX Cos Inc.	20,630	1,542,711
VF Corp.	25,150	1,409,658
Whirlpool Corp.	8,300	1,345,928
Yum! Brands Inc.	18,695	1,697,693
Total Consumer Discretionary		10,374,104

Consumer Staples ― 7.3%
Costco Wholesale Corp.	13,450	2,051,259
CVS Health Corp.	19,280	1,715,727
Estee Lauder Cos. Inc., Class A Shares	23,620	2,091,787
General Mills Inc.	16,370	1,045,716
PepsiCo Inc.	16,015	1,741,952
Total Consumer Staples		8,646,441

Energy ― 4.5%
FMC Technologies Inc.	11,750	348,622	*
National Oilwell Varco Inc.	9,520	349,765
Noble Energy Inc.	35,410	1,265,553
Occidental Petroleum Corp.	20,540	1,497,777
Royal Dutch Shell PLC	23,600	1,181,652
Schlumberger Ltd	9,270	728,993
Total Energy		5,372,362

Financials ― 9.1%
Crown Castle International Corp.	8,950	843,179
Discover Financial Services	35,000	1,979,250
JPMorgan Chase & Co.	18,320	1,219,929
Invesco Ltd.	59,450	1,859,002
Prologis, Inc.	15,840	848,073
Simon Property Group LP	3,910	809,409
SunTrust Banks Inc.	41,940	1,836,972
U.S. Bancorp	33,250	1,426,093
Total Financials		10,821,907

Health Care ― 10.2%
Alexion Pharmaceuticals Inc.	4,780	585,741	*
Boston Scientific Corp.	34,820	828,716	*
Celgene Corp.	12,140	1,268,994	*
Chubb Limited	11,720	1,472,618
CR Bard Inc.	8,630	1,935,537
Gilead Sciences Inc.	9,780	773,794
Regeneron Pharmaceuticals Inc.	1,570	631,171	*
Shire PLC, ADR	5,580	1,081,739

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

Security	Shares	Value
Health Care ― 10.2% (Continued)
Thermo Fisher Scientific Inc.	7,940	$1,262,936
UnitedHealth Group Inc.	16,310	2,283,400
Total Health Care		12,124,646

Industrials ― 8.1%
Danaher Corp.	18,800	1,473,732
Delta Air Lines Inc.	29,100	1,145,376
Fortive Corp.	27,210	1,384,989
HD Supply Holdings, Inc.	30,980	990,740	*
Illinois Tool Works Inc.	14,910	1,786,815
Quanta Services Inc.	50,070	1,401,459	*
Union Pacific Corp.	14,710	1,434,666
Total Industrials		9,617,777

Information Technology ― 14.8%
Alphabet, Inc., Class A Shares	1,820	1,463,389	*
Alphabet, Inc., Class C Shares	1,950	1,515,715	*
Apple Inc.	23,200	2,622,760
Cisco Systems Inc.	28,930	917,660
Cognizant Technology Solutions Corp., Class A Shares	14,620	697,520	*
eBay Inc.	32,810	1,079,449	*
Facebook Inc.	12,340	1,582,852	*
Intuit Inc.	12,640	1,390,526
LinkedIn Corp., Class A Shares	4,365	834,239	*
Microsoft Corp.	22,400	1,290,240
PayPal Holdings Inc.	46,240	1,894,453	*
Visa Inc., Class A Shares	27,520	2,275,904
Total Information Technology		17,564,707

Materials ― 1.6%
Air Products & Chemicals Inc.	12,934	1,944,498
Total Materials		1,944,498

Telecommunication Services ― 1.2%
Verizon Communications Inc.	27,870	1,448,683
Total Telecommunication Services		1,448,683

Utilities ― 1.7%
American Water Works Co. Inc.	26,370	1,973,531
Total Utilities		1,973,531

Total Common Stocks (Cost ― $58,318,990)		79,888,656

		Maturity	Face
Asset Backed Securities ― 0.5%
Nelnet Student Loan Trust, 2008-2 A4, 2008-2	2.557%	6/26/2034	$626,814	$636,450	(a)
Total Asset Backed Securities (Cost ― $647,724)				636,450

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

		Maturity	Face
Security	Rate	Date	Amount	Value
Collateralized Mortgage Obligations ― 0.6%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	$285,627	$291,750
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	186,889	195,057
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	97,741	105,393
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/2037	32,418	32,668
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	57,057	57,681
Total Collateralized Mortgage Obligations (Cost ― $684,570)				682,549

Corporate Bonds ― 20.8%
Consumer Discretionary ― 1.6%
Comcast Corp.	3.375%	2/15/2025	210,000	225,005
Comcast Corp.	5.650%	6/15/2035	600,000	774,637
Ford Motor Credit Co. LLC	8.000%	12/15/2016	350,000	354,973
Starbucks Corp.	2.450%	6/15/2026	500,000	508,455
Total Consumer Discretionary				1,863,070

Consumer Staples ― 1.2%
CVS Health Corp.	3.875%	7/20/2025	260,000	283,559
PepsiCo Inc.	5.000%	6/1/2018	655,000	696,331
PepsiCo Inc.	3.100%	7/17/2022	390,000	417,584
Total Consumer Staples				1,397,474

Energy ― 1.0%
FMC Technologies Inc.	2.000%	10/1/2017	125,000	124,545
ONEOK Partners LP	2.000%	10/1/2017	150,000	150,154
Shell International Finance BV	1.195%	9/12/2019	350,000	349,955	(a)
Statoil ASA	5.250%	4/15/2019	530,000	580,425
Total Energy				1,205,079

Financials ― 8.4%
Aflac Inc.	4.000%	2/15/2022	400,000	439,500
Bank of America Corp.	1.350%	11/21/2016	600,000	600,383
Bank of Montreal	1.400%	9/11/2017	225,000	225,171
Bank of Nova Scotia	2.050%	10/30/2018	350,000	354,276
BlackRock Inc.	4.250%	5/24/2021	400,000	444,147
Citigroup Inc.	2.074%	8/2/2021	485,000	487,737	(a)
Citigroup Inc.	5.500%	9/13/2025	325,000	371,308
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,106,518
Goldman Sachs Group Inc.	1.917%	11/15/2018	450,000	453,772	(a)
Goldman Sachs Group Inc.	2.241%	11/15/2021	375,000	373,494	(a)
Hospitality Properties Trust	4.650%	3/15/2024	300,000	308,736
Intercontinental Exchange Inc.	4.000%	10/15/2023	300,000	330,741
International Finance Corp.	0.625%	11/15/2016	335,000	334,999
JPMorgan Chase & Co.	6.000%	1/15/2018	200,000	211,342
Morgan Stanley	2.200%	12/7/2018	425,000	429,675
Morgan Stanley	5.000%	11/24/2025	220,000	245,910
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	540,000	811,594
Simon Property Group LP	4.125%	12/1/2021	250,000	275,611
State Street Corp.	3.700%	11/20/2023	200,000	219,263
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	338,904

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 8.4% (Continued)
Toronto-Dominion Bank	1.450%	9/6/2018	$400,000	$400,814
Toronto-Dominion Bank	1.450%	8/13/2019	715,000	713,830
Wells Fargo & Co.	4.600%	4/1/2021	380,000	419,792
Total Financials				9,897,517

Health Care ― 1.2%
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	444,304
Gilead Sciences, Inc.	4.600%	9/1/2035	320,000	352,490
Medtronic Inc.	4.125%	3/15/2021	500,000	549,856
UnitedHealth Group Inc.	1.400%	10/15/2017	125,000	125,244
Total Health Care				1,471,894

Industrials ― 0.9%
Flowserve Corp.	4.000%	11/15/2023	150,000	157,147
Norfolk Southern Corp.	7.250%	2/15/2031	650,000	936,377
Total Industrials				1,093,524

Information Technology ― 4.7%
Altera Corp.	2.500%	11/15/2018	200,000	205,357
Apple Inc.	2.100%	5/6/2019	525,000	536,680
Apple Inc.	2.850%	2/23/2023	575,000	605,827
Cisco Systems Inc.	2.125%	3/1/2019	300,000	305,976
eBay Inc.	2.500%	3/9/2018	170,000	172,464
Intel Corp.	1.350%	12/15/2017	350,000	351,155
Intel Corp.	3.700%	7/29/2025	275,000	305,429
KLA-Tencor Corp.	4.125%	11/1/2021	420,000	452,534
Microsoft Corp.	3.125%	11/3/2025	400,000	425,995
Microsoft Corp.	2.400%	8/8/2026	440,000	440,936
Microsoft Corp.	4.200%	11/3/2035	400,000	448,034
Priceline Group Inc.	3.650%	3/15/2025	260,000	273,163
QUALCOMM Inc.	3.450%	5/20/2025	650,000	692,994
Texas Instruments Inc.	1.650%	8/3/2019	400,000	405,055
Total Information Technology				5,621,599

Materials ― 0.6%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/2036	600,000	723,713
Total Materials				723,713

Telecommunication Services ― 1.2%
AT&T, Inc.	1.600%	2/15/2017	190,000	190,347
AT&T Inc.	4.450%	4/1/2024	425,000	467,868
AT&T Inc.	3.400%	5/15/2025	550,000	566,100
Verizon Communications Inc.	2.606%	9/14/2018	175,000	179,647	(a)
Total Telecommunication Services				1,403,962

Total Corporate Bonds (Cost ― $23,137,800)				24,677,832

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 1.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/2019	$66,200	$68,217
Gold Pool G18082	5.000%	11/1/2020	62,091	66,083
Gold Pool G12379	4.500%	6/1/2021	70,901	74,245
Gold Pool J04311	6.000%	2/1/2022	45,246	49,270
Gold Pool C91417	3.500%	1/1/2032	189,741	202,468
Gold Pool A35826	5.000%	7/1/2035	101,666	113,163
Gold Pool G08112	6.000%	2/1/2036	146,330	169,452
Gold Pool G02564	6.500%	1/1/2037	67,902	80,729
Gold Pool G08179	5.500%	2/1/2037	62,928	71,169
Gold Pool A65694	6.000%	9/1/2037	55,744	64,221
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	27	32
Pool 808156	4.500%	2/1/2035	21,326	23,384
Pool 891596	5.500%	6/1/2036	1,547	1,750
Pool 190375	5.500%	11/1/2036	9,807	11,090
Pool 916386	6.000%	5/1/2037	56,959	65,314
Pool 946594	6.000%	9/1/2037	64,818	74,245
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/2035	231,713	260,781
Gold Pool 003922M	7.000%	11/20/2036	30,061	36,180
Total Mortgage Backed Securities (Cost ― $1,281,952)				1,431,793

Municipal Bonds ― 0.4%
Pennsylvania ― 0.4%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	390,000	436,859
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	10,000	11,742	(b)
Total Municipal Bonds (Cost ― $403,670)				448,601

U.S. Government & Agency Obligations ― 6.2%
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	375,000	400,973
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	245,000	246,838
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	120,000	173,506
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	461,456
United States Treasury Bonds	7.875%	2/15/2021	425,000	547,810
United States Treasury Bonds	7.250%	8/15/2022	450,000	602,482
United States Treasury Bonds	7.125%	2/15/2023	300,000	406,418
United States Treasury Bonds	6.250%	8/15/2023	165,000	217,652
United States Treasury Bonds	7.500%	11/15/2024	640,000	937,263
United States Treasury Bonds	7.625%	2/15/2025	275,000	408,402
United States Treasury Bonds	6.875%	8/15/2025	100,000	144,617
United States Treasury Bonds	6.500%	11/15/2026	135,000	196,675
United States Treasury Bonds	3.500%	2/15/2039	718,000	889,394
United States Treasury Bonds	4.375%	11/15/2039	204,000	284,564
United States Treasury Notes	3.625%	8/15/2019	210,000	226,341
United States Treasury Notes	2.625%	8/15/2020	1,100,000	1,165,291
Total U.S. Government & Agency Obligations (Cost ― $6,594,596)				7,309,682

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

			Maturity	Face
Security	Rate		Date	Amount	Value
Short-Term Investment ― 3.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I	0.267%	(c)	12/31/31	$3,627,879.00	$3,627,879.00	(a)
Total Short-Term Investments (Cost ― $3,627,879)					3,627,879

Total Investments ― 100.1% (Cost ― $94,697,181)					118,703,442
Liabilities in Excess of Other Assets ― (0.1)%					(140,362)
Total Net Assets ― 100.0%					$118,563,080

Notes:

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is rate at period end.
(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S.
government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
ADR - American Depositary Receipts
GO - General Obligation
PAC - Planned Amortization Class
PLC - Public Limited Company

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at September 30, 2016, was as follows***:

The cost basis of investment for federal income tax purposes at September 30, 2016, was as follows***:

Cost of investments	$94,697,181
Gross unrealized appreciation	26,586,920
Gross unrealized depreciation	(2,580,659)
Net unrealized appreciation	$24,006,261

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Security	Shares	Value
Common Stocks ― 68.4%
Consumer Discretionary ― 8.9%
BorgWarner Inc.	14,610	$513,980
Home Depot Inc/The	3,020	388,614
O'Reilly Automotive Inc.	2,050	574,225	*
TJX Cos Inc.	6,510	486,818
VF Corp.	8,410	471,380
Whirlpool Corp.	2,970	481,615
Yum! Brands Inc.	5,880	533,963
Total Consumer Discretionary		3,450,595

Consumer Staples ― 7.3%
Costco Wholesale Corp.	3,860	588,689
CVS Health Corp.	6,550	582,884
Estee Lauder Cos. Inc., Class A Shares	7,900	699,624
General Mills Inc.	5,445	347,827
PepsiCo Inc.	5,375	584,639
Total Consumer Staples		2,803,663

Energy ― 4.6%
FMC Technologies Inc.	3,670	108,889	*
National Oilwell Varco Inc.	2,980	109,485
Noble Energy Inc.	11,820	422,447
Occidental Petroleum Corp.	6,850	499,502
Royal Dutch Shell PLC	7,760	388,543
Schlumberger Ltd	3,020	237,493
Total Energy		1,766,359

Financials ― 9.4%
Crown Castle International Corp.	2,960	278,861
Discover Financial Services	12,420	702,351
Invesco Ltd.	19,680	615,394
JPMorgan Chase & Co.	6,070	404,201
Prologis, Inc.	5,250	281,085
Simon Property Group LP	1,290	267,043
SunTrust Banks Inc.	14,020	614,076
U.S. Bancorp	11,010	472,219
Total Financials		3,635,230

Health Care ― 10.3%
Alexion Pharmaceuticals Inc.	1,580	193,613	*
Boston Scientific Corp.	11,540	274,652	*
Celgene Corp.	3,900	407,667	*
Chubb Limited	3,890	488,779
CR Bard Inc.	2,860	641,441
Gilead Sciences Inc.	3,280	259,514
Regeneron Pharmaceuticals Inc.	520	209,050	*
Shire PLC, ADR	1,870	362,518
Thermo Fisher Scientific Inc.	2,630	418,328
UnitedHealth Group Inc.	5,300	742,000
Total Health Care		3,997,562

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

Security	Shares	Value
Industrials ― 8.3%
Danaher Corp.	6,320	$495,425
Delta Air Lines Inc.	9,640	379,430
Fortive Corp.	9,010	458,609
HD Supply Holdings, Inc.	10,260	328,115	*
Illinois Tool Works Inc.	4,900	587,216
Quanta Services Inc.	16,750	468,832	*
Union Pacific Corp.	4,920	479,848
Total Industrials		3,197,475

Information Technology ― 15.1%
Alphabet, Inc., Class A Shares	640	514,599	*
Alphabet, Inc., Class C Shares	615	478,033	*
Apple Inc.	7,760	877,268
Cisco Systems Inc.	9,600	304,512
Cognizant Technology Solutions Corp., Class A Shares	4,840	230,916	*
eBay Inc.	10,880	357,952	*
Facebook Inc.	4,140	531,038	*
Intuit Inc.	4,240	466,442
LinkedIn Corp., Class A Shares	1,440	275,213	*
Microsoft Corp.	7,420	427,392
PayPal Holdings Inc.	15,330	628,070	*
Visa Inc., Class A Shares	9,000	744,300
Total Information Technology		5,835,735

Materials ― 1.7%
Air Products & Chemicals Inc.	4,295	645,710
Total Materials		645,710

Telecommunication Services ― 1.1%
Verizon Communications Inc.	8,550	444,429
Total Telecommunication Services		444,429

Utilities ― 1.7%
American Water Works Co. Inc.	8,670	648,863
Total Utilities		648,863

Total Common Stocks (Cost ― $19,328,319)		26,425,621

		Maturity	Face
	Rate	Date	Amount	Value
Asset Backed Securities ― 0.5%
Nelnet Student Loan Trust, 2008-2 A4, 2008-2	2.557%	6/26/2034	$209,252	$212,469	(a)
Total Asset Backed Securities (Cost ― $215,362)				212,469

Collateralized Mortgage Obligations ― 0.2%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	56,067	58,517
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	13,439	14,491
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	22,141	22,384
Total Collateralized Mortgage Obligations (Cost ― $95,675)				95,392

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

		Maturity	Face
Security	Rate	Date	Amount	Value
Corporate Bonds ― 19.7%
Consumer Discretionary ― 1.3%
Comcast Corp.	3.375%	2/15/2025	$70,000	$75,002
Comcast Corp.	5.650%	6/15/2035	200,000	258,212
Ford Motor Credit Co. LLC	8.000%	12/15/2016	115,000	116,634
Starbucks Corp.	2.450%	6/15/2026	65,000	66,099
Total Consumer Discretionary				515,947

Consumer Staples ― 1.3%
CVS Health Corp.	3.875%	7/20/2025	95,000	103,608
PepsiCo Inc.	5.000%	6/1/2018	245,000	260,460
PepsiCo Inc.	3.100%	7/17/2022	135,000	144,548
Total Consumer Staples				508,616

Energy ― 0.9%
FMC Technologies Inc.	2.000%	10/1/2017	50,000	49,818
ONEOK Partners LP	2.000%	10/1/2017	50,000	50,051
Shell International Finance BV	1.195%	9/12/2019	110,000	109,986	(a)
Statoil ASA	5.250%	4/15/2019	110,000	120,466
Total Energy				330,321

Financials ― 8.1%
Aflac Inc.	4.000%	2/15/2022	130,000	142,837
Bank of America Corp.	1.350%	11/21/2016	200,000	200,128
Bank of Montreal	1.400%	9/11/2017	75,000	75,057
Bank of Nova Scotia	2.050%	10/30/2018	125,000	126,527
BlackRock Inc.	4.250%	5/24/2021	125,000	138,796
Citigroup, Inc.	2.074%	8/2/2021	150,000	150,846	(a)
Citigroup Inc.	5.500%	9/13/2025	110,000	125,674
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	150,000	165,978
Goldman Sachs Group Inc.	1.917%	11/15/2018	150,000	151,257	(a)
Goldman Sachs Group Inc.	2.241%	11/15/2021	120,000	119,518	(a)
Hospitality Properties Trust	4.650%	3/15/2024	100,000	102,912
Intercontinental Exchange Inc.	4.000%	10/15/2023	125,000	137,809
International Finance Corp.	0.625%	11/15/2016	110,000	110,000
JPMorgan Chase & Co.	6.000%	1/15/2018	75,000	79,253
Morgan Stanley	2.200%	12/7/2018	150,000	151,650
Morgan Stanley	5.000%	11/24/2025	70,000	78,244
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	200,000	300,590
Simon Property Group LP	4.125%	12/1/2021	85,000	93,708
State Street Corp.	3.700%	11/20/2023	65,000	71,261
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	130,347
Toronto-Dominion Bank/The	1.450%	9/6/2018	125,000	125,254
Toronto-Dominion Bank/The	1.450%	8/13/2019	220,000	219,640
Wells Fargo & Co.	4.600%	4/1/2021	100,000	110,472
Total Financials				3,107,758

Health Care ― 1.4%
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	138,845
Gilead Sciences, Inc.	4.600%	9/1/2035	100,000	110,153
Medtronic Inc.	4.125%	3/15/2021	200,000	219,942
UnitedHealth Group Inc.	1.400%	10/15/2017	50,000	50,098
Total Health Care				519,038

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

		Maturity	Face
Security	Rate	Date	Amount	Value
Industrials ― 0.1%
Flowserve Corp.	4.000%	11/15/2023	$50,000	$52,382
Total Industrials				52,382

Information Technology ― 4.9%
Altera Corp.	2.500%	11/15/2018	75,000	77,009
Apple Inc.	2.100%	5/6/2019	180,000	184,005
Apple Inc.	2.850%	2/23/2023	185,000	194,918
Cisco Systems Inc.	2.125%	3/1/2019	125,000	127,490
eBay Inc.	2.500%	3/9/2018	55,000	55,797
Intel Corp.	1.350%	12/15/2017	125,000	125,412
Intel Corp.	3.700%	7/29/2025	100,000	111,065
KLA-Tencor Corp.	4.125%	11/1/2021	135,000	145,458
Microsoft Corp.	3.125%	11/3/2025	125,000	133,123
Microsoft Corp.	2.400%	8/8/2026	140,000	140,298
Microsoft Corp.	4.200%	11/3/2035	125,000	140,011
Priceline Group Inc.	3.650%	3/15/2025	85,000	89,303
QUALCOMM Inc.	3.450%	5/20/2025	215,000	229,221
Texas Instruments Inc.	1.650%	8/3/2019	150,000	151,896
Total Information Technology				1,905,006

Materials ― 0.6%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/2036	200,000	241,238
Total Materials				241,238

Telecommunication Services ― 1.1%
AT&T Inc.	4.450%	4/1/2024	150,000	165,130
AT&T Inc.	3.400%	5/15/2025	185,000	190,415
Verizon Communications Inc.	2.606%	9/14/2018	55,000	56,461	(a)
Total Telecommunication Services				412,006

Total Corporate Bonds (Cost ― $7,160,278)				7,592,312

Mortgage Backed Securities ― 0.9%
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/2018	14,304	14,706
Pool 896885	6.000%	6/1/2022	7,323	7,837
Pool 995262	5.500%	1/1/2024	31,142	33,852
Pool 891596	5.500%	6/1/2036	38,683	43,751
Pool 900936	6.500%	2/1/2037	2,994	3,449
Pool 946594	6.000%	9/1/2037	39,718	45,495

Mortgage Backed Securities ― 0.9% (Continued)
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	66,967	71,460
Gold Pool A35826	5.000%	7/1/2035	44,295	49,304
Gold Pool A49479	5.000%	6/1/2036	36,612	40,616
Gold Pool A65694	6.000%	9/1/2037	37,633	43,356
Total Mortgage Backed Securities (Cost ― $318,857)				353,826

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

			Maturity	Face
Security	Rate		Date	Amount	Value
U.S. Government & Agency Obligations ― 7.9%
Federal Home Loan Mortgage Corp (FHLMC)	3.750%		3/27/2019	$120,000	$128,311
Federal Home Loan Mortgage Corp (FHLMC)	1.250%		10/2/2019	75,000	75,563
Federal National Mortgage Association (FNMA)	1.150%		12/12/2018	150,000	150,836
Federal National Mortgage Association (FNMA)	6.625%		11/15/2030	365,000	555,879
United States Treasury Bonds	7.875%		2/15/2021	140,000	180,455
United States Treasury Bonds	7.250%		8/15/2022	150,000	200,827
United States Treasury Bonds	7.125%		2/15/2023	100,000	135,473
United States Treasury Bonds	6.250%		8/15/2023	50,000	65,955
United States Treasury Bonds	7.500%		11/15/2024	210,000	307,540
United States Treasury Bonds	6.875%		8/15/2025	50,000	72,309
United States Treasury Bonds	3.500%		2/15/2039	176,000	218,013
United States Treasury Bonds	4.375%		11/15/2039	242,000	337,571
United States Treasury Notes	3.625%		8/15/2019	190,000	204,784
United States Treasury Notes	2.625%		8/15/2020	400,000	423,742
Total U.S. Government & Agency Obligations (Cost ― $2,676,602)					3,057,258

Short-Term Investments ― 2.9%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I	0.267%	(b)	12/31/31	1,109,602	1,109,602
Total Short-Term Investments (Cost ― $1,109,602)					1,109,602

Total Investments ― 100.5% (Cost ― $30,904,695)					38,846,480
Liabilities in Excess of Other Assets ― (0.5)%					(207,644)
Total Net Assets ― 100.0%					$38,638,836

Notes:
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is rate at period end.
(b)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
ADR - American Depositary Receipts
PLC - Public Limited Company

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at September 30, 2016, was as follows***:

Cost of investments	$30,904,695
Gross unrealized appreciation	8,828,185
Gross unrealized depreciation	(886,400)
Net unrealized appreciation	$7,941,785

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Funds
Schedule of Investments (continued)
September 30, 2016 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$121,510,872	$-	$-	$121,510,872
Total long-term investments	121,510,872	-	-	121,510,872
Short-term investments	2,819,095	-	-	2,819,095
Total investments	$124,329,967	$-	$-	$124,329,967

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$131,451,621	$-	$131,451,621
Total long-term investments	-	131,451,621	-	131,451,621
Total investments	$-	$131,451,621	$-	$131,451,621

1919 SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$79,888,656	$-	$-	$79,888,656
Asset-Backed Securities	-	636,450	-	636,450
Collateralized Mortgage Obligations	-	682,549	-	682,549
Corporate Bonds	-	24,342,833	-	24,342,833
Foreign Government Agency Issues	-	334,999	-	334,999
Mortgage-Backed Securities	-	1,431,793	-	1,431,793
Municipal Bonds	-	448,601	-	448,601
U.S. Government & Agency Obligations	-	7,309,682	-	7,309,682
Total long-term investments	$79,888,656	$35,186,907	$-	$115,075,563
Short-term investments	3,627,879	-	-	3,627,879
Total investments	$83,516,535	$35,186,907	$-	$118,703,442

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$26,425,621	$-	$-	$26,870,173
Asset-Backed Securities	-	212,469	-	223,435
Collateralized Mortgage Obligations	-	95,392	-	155,426
Corporate Bonds	-	7,482,312	-	7,304,274
Foreign Government Agency Issues	-	110,000	-	109,948
Mortgage-Backed Securities	-	353,826	-	419,254
U.S. Government & Agency Obligations	-	3,057,258	-	3,624,631
Total long-term investments	$26,425,621	$11,311,257	$-	$37,736,878
Short-term investments	1,109,602	-	-	1,109,602
Total investments	$27,535,223	$11,311,257	$-	$38,846,480

* See Schedule of Investments for additional detailed categorizations.

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 21, 2016